Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.008	$ 0.008
Ordinary shares, authorized	100,000,000	50,000,000
Ordinary shares, issued	6,679,065	3,441,172
Ordinary shares, outstanding	6,679,065	3,441,172